Goodwill, Other Intangible Assets and Out-of-market Contracts - Schedule of Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Finite-Lived [Line Items]
Amortization expense of intangible assets	$ 5,657	$ 5,608	$ 11,563	$ 14,961	$ 29,991	$ 36,577	$ 40,792
Favorable Contract amortization as a reduction to revenue
Intangible Asset, Finite-Lived [Line Items]
Amortization expense of intangible assets	$ 4,867	$ 6,064	$ 9,738	$ 13,034	$ 26,099	$ 28,445	$ 31,571